Note 13 - Research and Development Expenses -Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consultants and subcontractors	$ 70	$ 17	$ 77	$ 23	$ 99	$ 152
Clinical trials	0	14	0	19	3	60
Expenses - other	66	1	115	24	112	129
Research and Development Expense, Gross	350	199	639	320	741	1,299
Less – grants received	0	0	0	0	0	0
Total	350	199	639	320	741	1,299
Research and Development Expense [Member]
Salary and employee benefits	210	167	443	254	527	944
Depreciation and amortization	$ 4	$ 0	$ 4	$ 0	$ 0	$ 14